Redeemable Convertible Preferred Shares - Schedule of Significant Estimates Used to Calculate Fair Value of Preferred Shares for Determining Conversion Feature and Redemption Feature (Detail) - USD ($)
$ in Thousands
		12 Months Ended
	Dec. 16, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary Equity [Line Items]
Percentage of terminal assumed growth rate			3.00%
Weighted average cost of capital			18.30%
Beginning balance		$ 104,383
Accretion to redemption value		3,650	$ 1,556	$ 1,982
Ending balance		0	$ 104,383
Minimum [Member]
Temporary Equity [Line Items]
Growth rate on average spending per customer			3.00%
Maximum [Member]
Temporary Equity [Line Items]
Growth rate on average spending per customer			19.00%
Series B preferred shares [Member]
Temporary Equity [Line Items]
Beginning balance		9,807	$ 9,145
Accretion to redemption value		1,427	662
Conversion to Class A ordinary shares		(11,234)	0
Ending balance		0	9,807	9,145
Series A preferred shares [Member]
Temporary Equity [Line Items]
Beginning balance		5,597	5,487
Accretion to redemption value		235	110
Conversion to Class A ordinary shares		(5,832)	0
Ending balance		0	5,597	5,487
Series C Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance		10,733	10,733
Issuance of preferred shares	$ 13,000
Conversion to Class A ordinary shares		(10,733)	0
Ending balance		0	10,733	10,733
Series D Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance		43,956	43,956
Gain from wavier on anti-dilution		(632)	0
Conversion to Class A ordinary shares		(43,324)	0
Ending balance		0	43,956	43,956
Series E Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Beginning balance		18,845	0
Issuance of preferred shares		0	18,845
Conversion to Class A ordinary shares		(18,845)	0
Ending balance		$ 0	$ 18,845	$ 0